25. Insurance (Tables)	12 Months Ended
Dec. 31, 2017
Insurance Tables
Insurance coverage
Coverage

Specified risks – fire	2,007,219
Engineering risk	1,043,368
Guarantee insurance for escrow deposit	500
Traditional guarantee insurance	100
Civil liability– D&O (Directors and Officers)	100
Civil liability – works	85,530
Domestic and international transportation	448
Civil liability – operations	3,000
Other	14
Total	3,140,279